DISCONTINUED OPERATIONS - Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Comprehensive income (loss) from continuing operations attributable to Brookfield Business Partners	$ (869)	$ (945)	$ (531)
Comprehensive income (loss) from continuing operations attributable to Non-controlling interests	(142)	(1,173)	(454)
Total	(1,011)	(2,118)	(985)
Comprehensive income (loss) from discontinued operations attributable to Brookfield Business Partners	0	0	1,044
Comprehensive income (loss) from discontinued operations attributable to Non-controlling interests	0	0	2,739
Total	$ 0	$ 0	$ 3,783